Share capital	6 Months Ended
Jun. 30, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
10	Share capital

The Company’s authorized share capital consists of unlimited common shares without par value. At June 30, 2017, the Company had 172,902,967 (December 31, 2016 – 153,045,408) shares issued and outstanding.

a)	Plan of arrangement

On May 9, 2017, the Company completed the spin-out of its Ann Mason Project and Lordsburg property (the "U.S. Projects") into Mason Resources through the Arrangement under Section 288 of the Business Corporations Act (British Columbia). As part of the Arrangement, Entrée shareholders received Mason Common Shares by way of a share exchange, pursuant to which each existing share of Entrée was exchanged for one "new" share of Entrée and 0.45 of a Mason Common Share. Optionholders and warrantholders of Entrée received replacement options and warrants of Entrée and options and warrants of Mason Resources which were proportionate to, and reflective of the terms of, their existing options and warrants of Entrée.

b)	Private placement

In January 2017, the Company closed a non-brokered private placement in two tranches issuing a total of 18,529,484 units at a price of C$0.41 per unit for aggregate gross proceeds of C$7.6 million. Each unit consisted of one common share of the Company and one-half of one transferable common share purchase warrant (a "Warrant"). Each whole Warrant entitled the holder to acquire one additional common share of the Company at a price of C$0.65 per share (Pre Arrangement price) for a period of 5 years. No commissions or finders' fees were paid in connection with the private placement. Pursuant to the Arrangement, on May 23, 2017 each Warrant was exchanged for one replacement Entrée Warrant and 0.45 of a Mason Resources transferable common share purchase warrant with the same attributes as the original Warrants. The exercise price of the replacement Entrée Warrants was adjusted based on the market value of the two companies after completion of the Arrangement resulting in a ratio between Entrée and Mason Resources of 85% and 15%, respectively.

c)	Share purchase warrants

At June 30, 2017, the following share purchase warrants were outstanding:

Number of share purchase warrants
(000’s)	Price per share C$	Expiry date
8,655	0.55	January 10, 2022
610	0.55	January 12, 2022

The fair value per share purchase warrant was determined to be C$0.21, using the following weighted average assumptions at the time of the issuance using the Black Scholes option pricing model:

June 30, 2017
Share price at measurement date	$0.43
Risk-free interest rate	1.01%
Expected life	5 years
Annualized volatility	70%